UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2014

MFS® INSTITUTIONAL LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.6%
Aerospace – 7.3%
Honeywell International, Inc.	36,024	$3,354,556
Lockheed Martin Corp.	23,140	4,229,529
Northrop Grumman Corp.	12,191	1,606,286
United Technologies Corp.	37,305	3,939,408

		$13,129,779

Alcoholic Beverages – 1.4%
Diageo PLC, ADR	22,050	$2,544,570

Automotive – 1.7%
Delphi Automotive PLC	21,643	$1,327,582
Johnson Controls, Inc.	37,885	1,666,940

		$2,994,522

Broadcasting – 3.6%
Omnicom Group, Inc.	29,021	$1,998,386
Time Warner, Inc.	19,265	1,448,921
Viacom, Inc., “B”	16,861	1,297,285
Walt Disney Co.	20,425	1,818,438

		$6,563,030

Brokerage & Asset Managers – 2.9%
BlackRock, Inc.	5,254	$1,724,993
Franklin Resources, Inc.	43,133	2,355,493
NASDAQ OMX Group, Inc.	26,810	1,137,280

		$5,217,766

Business Services – 3.3%
Accenture PLC, “A”	47,813	$3,888,153
Fidelity National Information Services, Inc.	15,304	861,615
Fiserv, Inc. (a)	18,660	1,206,089

		$5,955,857

Cable TV – 1.2%
Comcast Corp., “Special A”	38,852	$2,078,582

Chemicals – 3.4%
3M Co.	25,952	$3,676,879
PPG Industries, Inc.	12,320	2,423,837

		$6,100,716

Computer Software – 1.1%
Oracle Corp.	53,228	$2,037,568

Computer Software – Systems – 1.9%
International Business Machines Corp.	17,821	$3,382,960

Construction – 0.7%
Stanley Black & Decker, Inc.	13,313	$1,182,061

Consumer Products – 0.5%
Procter & Gamble Co.	11,458	$959,493

Containers – 0.5%
Crown Holdings, Inc. (a)	18,759	$835,151

Electrical Equipment – 2.7%
Danaher Corp.	29,733	$2,259,113

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – continued
Pentair PLC	11,197	$733,292
Tyco International Ltd.	41,619	1,854,959

		$4,847,364

Electronics – 0.8%
Texas Instruments, Inc.	28,648	$1,366,223

Energy – Independent – 2.2%
Apache Corp.	8,939	$839,104
EOG Resources, Inc.	7,133	706,310
Occidental Petroleum Corp.	25,653	2,466,536

		$4,011,950

Energy – Integrated – 3.8%
Chevron Corp.	24,950	$2,977,034
Exxon Mobil Corp.	41,605	3,912,950

		$6,889,984

Food & Beverages – 4.8%
DANONE S.A., ADR	102,010	$1,366,934
Dr Pepper Snapple Group, Inc.	16,347	1,051,276
General Mills, Inc.	52,485	2,647,868
Kellogg Co.	7,884	485,654
Nestle S.A., ADR	42,227	3,109,174

		$8,660,906

Food & Drug Stores – 1.9%
CVS Health Corp.	43,614	$3,471,238

General Merchandise – 1.7%
Kohl’s Corp.	7,689	$469,260
Target Corp.	41,530	2,603,100

		$3,072,360

Insurance – 7.6%
ACE Ltd.	18,875	$1,979,421
Aon PLC	21,349	1,871,667
Chubb Corp.	14,232	1,296,251
MetLife, Inc.	65,578	3,522,850
Prudential Financial, Inc.	21,520	1,892,469
Travelers Cos., Inc.	33,602	3,156,572

		$13,719,230

Leisure & Toys – 0.6%
Hasbro, Inc.	15,277	$840,159
Mattel, Inc.	8,519	261,107

		$1,101,266

Machinery & Tools – 1.3%
Eaton Corp. PLC	23,914	$1,515,430
Illinois Tool Works, Inc.	9,172	774,300

		$2,289,730

Major Banks – 12.6%
Bank of New York Mellon Corp.	58,458	$2,264,078
Goldman Sachs Group, Inc.	19,104	3,506,921

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
JPMorgan Chase & Co.	129,922	$7,826,501
PNC Financial Services Group, Inc.	15,401	1,318,018
State Street Corp.	23,378	1,720,855
Wells Fargo & Co.	115,944	6,014,015

		$22,650,388

Medical & Health Technology & Services – 1.0%
Express Scripts Holding Co. (a)	23,799	$1,680,923
Quest Diagnostics, Inc.	2,968	180,098

		$1,861,021

Medical Equipment – 4.8%
Abbott Laboratories	51,858	$2,156,774
Covidien PLC	17,415	1,506,572
Medtronic, Inc.	34,502	2,137,399
St. Jude Medical, Inc.	20,013	1,203,382
Thermo Fisher Scientific, Inc.	14,240	1,733,008

		$8,737,135

Other Banks & Diversified Financials – 2.2%
Citigroup, Inc.	9,113	$472,236
U.S. Bancorp	71,754	3,001,470
Western Union Co.	28,847	462,706

		$3,936,412

Pharmaceuticals – 8.4%
Johnson & Johnson	64,087	$6,831,033
Merck & Co., Inc.	32,568	1,930,631
Novartis AG, ADR	6,513	613,069
Pfizer, Inc.	174,782	5,168,304
Roche Holding Ltd., ADR	14,914	551,669
Zoetis, Inc.	1,532	56,607

		$15,151,313

Printing & Publishing – 0.6%
McGraw-Hill Cos., Inc.	9,429	$796,279
Moody’s Corp.	1,940	183,330
Time, Inc. (a)	2,057	48,196

		$1,027,805

Railroad & Shipping – 0.8%
Canadian National Railway Co.	19,468	$1,381,449

Restaurants – 1.0%
McDonald’s Corp.	19,348	$1,834,384

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 0.1%
Valspar Corp.	2,253	$177,964

Specialty Stores – 1.2%
Advance Auto Parts, Inc.	8,186	$1,066,636
Bed Bath & Beyond, Inc. (a)	6,711	441,785
Staples, Inc.	58,922	712,956

		$2,221,377

Telecommunications – Wireless – 0.6%
Vodafone Group PLC, ADR	31,014	$1,020,050

Telephone Services – 2.2%
AT&T, Inc.	15,557	$548,229
Verizon Communications, Inc.	67,731	3,385,873

		$3,934,102

Tobacco – 5.4%
Altria Group, Inc.	19,442	$893,165
Imperial Tobacco Group PLC, ADR	4,546	394,456
Lorillard, Inc.	31,293	1,874,764
Philip Morris International, Inc.	78,221	6,523,631

		$9,686,016

Trucking – 1.5%
United Parcel Service, Inc., “B”	27,931	$2,745,338

Utilities – Electric Power – 0.3%
Duke Energy Corp.	8,302	$620,741

Total Common Stocks		$179,397,801

CONVERTIBLE PREFERRED STOCKS – 0.1%
Aerospace – 0.1%
United Technologies Corp., 7.5%	3,040	$179,026

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	977,022	$977,022

Total Investments		$180,553,849

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(369,927)

NET ASSETS – 100.0%		$180,183,922

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$179,576,827	$—	$—	$179,576,827
Mutual Funds	977,022	—	—	977,022
Total Investments	$180,553,849	$—	$—	$180,553,849

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$119,872,459
Gross unrealized appreciation	61,096,345
Gross unrealized depreciation	(414,955)
Net unrealized appreciation (depreciation)	$60,681,390

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	140,616	4,874,996	(4,038,590)	977,022

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$336	$977,022

4

QUARTERLY REPORT

September 30, 2014

MFS® INSTITUTIONAL INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.8%
Aerospace – 1.2%
MTU Aero Engines AG	308,806	$26,326,399
Rolls – Royce Holdings PLC	3,872,242	60,021,287

		$86,347,686

Alcoholic Beverages – 4.6%
Carlsberg Group	371,814	$32,984,677
Diageo PLC	3,023,131	87,410,724
Heineken N.V.	860,733	64,282,326
Pernod Ricard S.A.	1,273,406	143,928,091

		$328,605,818

Apparel Manufacturers – 3.8%
Global Brands Group Holding Ltd. (a)	174,489,229	$38,426,574
Li & Fung Ltd.	77,965,229	88,559,769
LVMH Moet Hennessy Louis Vuitton S.A.	856,896	138,903,565

		$265,889,908

Automotive – 5.1%
Delphi Automotive PLC	857,787	$52,616,655
DENSO Corp.	3,161,100	145,697,383
Honda Motor Co. Ltd.	4,724,600	163,697,105

		$362,011,143

Broadcasting – 3.5%
ProSiebenSat.1 Media AG	1,494,493	$59,485,665
WPP Group PLC	9,226,952	184,558,507

		$244,044,172

Brokerage & Asset Managers – 0.2%
BM&F Bovespa S.A.	2,982,900	$13,636,462

Business Services – 5.9%
Amadeus Holdings AG	1,864,214	$69,439,177
Compass Group PLC	12,866,897	207,861,625
Hays PLC	12,504,802	23,445,300
Randstad Holding N.V.	2,451,508	113,840,396

		$414,586,498

Cable TV – 0.1%
British Sky Broadcasting Group PLC	611,849	$8,701,806

Chemicals – 0.4%
Orica Ltd.	1,852,636	$30,657,225

Computer Software – 2.7%
Check Point Software Technologies Ltd. (a)	426,418	$29,525,182
Dassault Systemes S.A.	585,239	37,457,295
SAP SE	1,723,928	124,329,954

		$191,312,431

Computer Software – Systems – 1.2%
Hon Hai Precision Industry Co. Ltd.	14,307,911	$45,153,913
NCR Corp. (a)	1,097,072	36,653,176

		$81,807,089

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Conglomerates – 1.2%
Smiths Group PLC	4,155,380	$85,149,286

Consumer Products – 3.6%
Beiersdorf AG	1,331,935	$111,267,354
Reckitt Benckiser Group PLC	1,678,190	145,255,487

		$256,522,841

Electrical Equipment – 2.9%
Legrand S.A.	982,188	$50,942,765
Schneider Electric S.A.	2,057,064	157,298,758

		$208,241,523

Electronics – 5.7%
Hoya Corp.	4,304,800	$144,598,889
Kyocera Corp.	1,464,500	68,247,636
Samsung Electronics Co. Ltd.	45,608	51,172,587
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,888,601	139,011,968

		$403,031,080

Energy – Independent – 1.9%
INPEX Corp.	6,309,900	$89,146,935
Reliance Industries Ltd.	2,939,323	45,008,383

		$134,155,318

Energy – Integrated – 1.6%
BG Group PLC	6,198,093	$114,012,236

Food & Beverages – 5.8%
Groupe Danone	2,225,254	$148,558,188
Nestle S.A.	3,562,685	261,321,866

		$409,880,054

Food & Drug Stores – 1.0%
Loblaw Cos. Ltd.	1,429,386	$71,536,305

Insurance – 4.5%
AIA Group Ltd.	23,855,489	$123,350,468
ING Groep N.V. (a)	10,566,376	150,293,841
Prudential PLC	2,118,344	47,050,095

		$320,694,404

Machinery & Tools – 1.2%
Fanuc Ltd.	463,600	$83,737,552

Major Banks – 5.5%
Barclays PLC	20,192,428	$74,455,653
HSBC Holdings PLC	18,114,174	184,354,364
Standard Chartered PLC	7,094,208	130,688,758

		$389,498,775

Medical Equipment – 1.8%
Sonova Holding AG	416,315	$66,437,847
Terumo Corp.	2,569,800	61,600,221

		$128,038,068

Metals & Mining – 1.3%
Rio Tinto PLC	1,892,768	$93,020,388

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Distribution – 1.3%
GDF Suez	3,741,359	$93,574,012

Oil Services – 0.7%
Saipem S.p.A. (a)	2,313,417	$48,973,135

Other Banks & Diversified Financials – 7.6%
DBS Group Holdings Ltd.	8,461,351	$122,174,559
Housing Development Finance Corp. Ltd.	4,710,297	80,481,556
Itau Unibanco Holding S.A., ADR	4,445,394	61,702,069
Julius Baer Group Ltd.	1,732,822	77,311,931
Kasikornbank PLC	3,121,967	22,530,155
Sberbank of Russia, ADR (a)	3,689,165	29,035,573
UBS AG	8,402,564	145,785,454

		$539,021,297

Pharmaceuticals – 9.1%
Bayer AG	2,380,183	$333,397,574
Merck KGaA	1,260,457	116,163,271
Roche Holding AG	335,564	99,361,198
Valeant Pharmaceuticals International, Inc. (a)	706,469	92,688,733

		$641,610,776

Railroad & Shipping – 2.7%
Canadian National Railway Co.	2,133,520	$151,394,579
Kuehne + Nagel International AG	308,592	38,931,524

		$190,326,103

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Restaurants – 1.6%
YUM! Brands, Inc.	1,571,549	$113,120,097

Specialty Chemicals – 6.3%
Akzo Nobel N.V.	1,622,390	$110,524,812
L’Air Liquide S.A.	1,200,285	145,927,997
Linde AG	647,842	124,497,777
Shin-Etsu Chemical Co. Ltd.	968,200	63,278,392

		$444,228,978

Specialty Stores – 1.2%
Hennes & Mauritz AB, “B”	2,025,363	$84,062,669

Telephone Services – 0.5%
Singapore Telecommunications Ltd.	11,145,589	$33,199,999

Tobacco – 1.1%
Japan Tobacco, Inc.	2,358,400	$76,703,103

Total Common Stocks		$6,989,938,237

MONEY MARKET FUNDS – 1.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	88,479,752	$88,479,752

Total Investments		$7,078,417,989

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(768,007)

NET ASSETS – 100.0%		$7,077,649,982

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$460,486,952	$985,498,562	$—	$1,445,985,514
France	—	916,590,671	—	916,590,671
Japan	896,707,215	—	—	896,707,215
Germany	693,492,659	201,975,335	—	895,467,994
Switzerland	—	689,149,820	—	689,149,820
Netherlands	—	438,941,376	—	438,941,376
Canada	315,619,617	—	—	315,619,617
Hong Kong	250,336,811	—	—	250,336,811
United States	202,389,927	—	—	202,389,927
Other Countries	758,316,729	180,432,563	—	938,749,292
Mutual Funds	88,479,752	—	—	88,479,752
Total Investments	$3,665,829,662	$3,412,588,327	$—	$7,078,417,989

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $3,356,836,427 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$6,025,428,340
Gross unrealized appreciation	1,214,310,055
Gross unrealized depreciation	(161,320,406)
Net unrealized appreciation (depreciation)	$1,052,989,649

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	35,199,189	294,986,070	(241,705,507)	88,479,752

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$15,910	$88,479,752

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2014, are as follows:

United Kingdom	20.3%
France	12.9%
Japan	12.6%
Germany	12.6%
Switzerland	9.7%
Netherlands	6.2%
United States	4.5%
Canada	4.4%
Hong Kong	3.5%
Other Countries	13.3%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: November 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: November 14, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 14, 2014

*	Print name and title of each signing officer under his or her signature.